Other liabilities - Stock Options (Details) - Ferroglobe PLC Equity Incentive Plan		12 Months Ended
	May 29, 2016	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($) shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Term of service condition	3 years	3 years
Outstanding at beginning of the period		2,175,853	1,025,042
Granted during the period		882,850	1,184,441
Exercised during the period		(150,494)
Expired/forfeited during the period | shares			(33,630)
Outstanding at end of the period		2,908,209	2,175,853
Exercisable as of December 31, 2020		456,968